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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07398

Invesco Pennsylvania Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:      11/30/14

Item 1. Schedule of Investments.

Invesco Pennsylvania Value Municipal Income Trust Quarterly Schedule of Portfolio Holdings November 30, 2014

invesco.com/us	VK-CE-PAVMI-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–155.30%(a)

Pennsylvania–146.70%

Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/35	$3,000	$3,193,080
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2008, University RB	5.00%	03/01/21	1,165	1,282,828
Series 2011 A, University RB	5.50%	03/01/29	1,600	1,814,400
Series 2013 A, University RB	5.00%	03/01/33	1,600	1,787,168
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,073,150
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	735	735,463
Series 2005 A, RB	5.13%	04/01/35	3,145	3,144,623
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	2,750	3,144,927
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,215	1,321,227
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.13%	09/01/31	740	745,750
Beaver (County of) Industrial Development Authority (FirstEnergy Generation Corp.); Series 2008 A, Ref. PCR	2.15%	03/01/17	2,300	2,311,615
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR (b)	2.70%	04/02/18	770	781,704
Beaver (County of); Series 2009, Unlimited Tax GO Notes (b)(c)	5.55%	11/15/17	240	274,562
Series 2009, Unlimited Tax GO Notes (INS-AGM) (d)	5.55%	11/15/31	4,695	5,216,943
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (e)	6.13%	11/01/34	1,325	1,338,926
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/44	3,500	3,829,805
Bethlehem (City of); Series 2014, Gtd. Ref. Water RB	5.00%	11/15/30	1,575	1,762,913
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/31	1,575	1,754,739
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (d)	5.25%	01/15/25	3,000	3,450,690
Bradford (County of) Industrial Development Authority (International Paper); Series 2005 B, Ref. Solid Waste Disposal RB (e)	5.20%	12/01/19	1,000	1,032,190
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,200	2,229,876
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	3,600	4,067,604
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2011, RB	6.25%	11/15/41	1,670	1,939,304
Series 2012 B, RB	5.00%	11/15/36	1,000	1,083,210
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/45	850	893,223
Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/37	2,000	2,157,920
Coatesville School District; Series 2010, Limited Tax GO Bonds (INS-AGM) (d)	5.00%	08/15/30	2,650	3,029,692
Commonwealth Financing Authority; Series 2010 B, RB	5.00%	06/01/23	1,775	2,054,438
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/30	1,600	1,723,888
Series 2010, RB	6.00%	01/01/40	2,885	3,062,312
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	1,850	2,006,288
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/27	2,000	2,054,240
Series 2007, RB	5.00%	01/01/36	3,000	3,060,720
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	2,000	2,189,220
Daniel Boone Area School District; Series 2008, Limited Tax GO Notes	5.00%	08/15/32	2,000	2,207,660
Dauphin (County of) General Authority (Hapsco Western Hospital); Series 1992 B, Ref. RB (c)	6.25%	07/01/16	1,490	1,575,824
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	5.75%	06/01/20	5,475	6,452,944
Deer Lakes School District; Series 2009, Limited Tax GO Bonds (INS-AGC) (d)	5.38%	04/01/34	1,000	1,139,890

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-Radian) (d)	5.75%	07/01/23	$360	$360,616
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/19	1,875	2,018,475
Series 2010, RB	5.00%	06/01/23	975	1,010,890
Series 2010, RB	5.00%	06/01/24	1,755	1,815,337
Series 2010, RB	5.00%	06/01/25	750	774,150
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	325	331,273
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (d)(e)	5.00%	11/01/37	2,750	2,833,160
Series 2005 B, Water Facilities RB (INS-NATL) (d)(e)	5.00%	11/01/36	4,000	4,123,560
Series 2005 C, Water Facilities RB (INS-NATL) (d)(e)	5.00%	02/01/35	3,000	3,018,150
Delaware River Port Authority (Port District); Series 2012, Ref. RB	5.00%	01/01/25	2,175	2,492,137
Series 2012, Ref. RB	5.00%	01/01/27	1,290	1,461,222
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	2,000	2,206,300
Series 2013, RB	5.00%	01/01/31	1,000	1,157,660
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/17	8,000	8,909,680
Series 2002, RB	5.75%	07/01/32	2,500	3,104,700
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS-AGM) (d)	5.00%	07/01/24	3,025	3,408,146
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing); Series 2013, RB	5.00%	07/01/35	750	793,110
Series 2013, RB	5.00%	07/01/45	2,020	2,110,880
Series 2014, RB	5.00%	07/01/39	750	790,958
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB	5.50%	03/15/38	1,000	1,083,660
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,980	3,293,287
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.90%	07/01/40	2,000	2,034,420
Geisinger Authority (Geisinger Health System Foundation); Series 2011 A1, Health System RB	5.13%	06/01/41	1,500	1,645,800
Lancaster (County of) Higher Education Authority (Franklin & Marshall College); Series 2008, RB	5.00%	04/15/37	3,430	3,757,668
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	1,390	1,454,107
Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB	5.00%	07/01/42	2,000	2,191,500
Lancaster (County of) Solid Waste Management Authority; Series 2013 A, Solid Waste Disposal System RB	5.25%	12/15/30	1,000	1,155,240
Lehigh & Northampton (Counties of) Airport Authority (Lehigh Valley Airport System); Series 2005 A, Ref. RB (INS-NATL) (d)(e)	5.00%	01/01/20	1,240	1,242,579
Series 2005 A, Ref. RB (INS-NATL) (d)(e)	5.00%	01/01/22	1,360	1,362,190
Series 2005 A, Ref. RB (INS-NATL) (d)(e)	5.00%	01/01/23	675	675,972
Lehigh (County of) Authority; Series 2013 A, Water & Sewer RB	5.00%	12/01/38	3,070	3,426,949
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	2,675	2,749,846
Lehigh (County of) General Purpose Authority (Cedar Crest College); Series 2006, College RB (INS-Radian) (d)	5.00%	04/01/26	1,510	1,520,902
Lehigh (County of) General Purpose Authority (Lehigh Valley Health); Series 2005 B, Hospital RB (INS-AGM) (d)	5.00%	07/01/35	1,000	1,076,050
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	4,250	4,657,617
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	3,750	4,098,262
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.25%	01/01/43	3,000	3,128,640
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	3,600	3,968,820
Montgomery (County of) Higher Education & Health Authority (Dickinson College); Series 2006 FF1, RB (INS-CIFG) (d)	5.00%	05/01/31	550	576,994
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/27	1,460	1,596,393

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2006 A, RB	4.50%	11/15/36	$1,100	$1,106,138
Series 2012, Ref. RB	5.00%	11/15/27	2,400	2,598,792
Series 2012, Ref. RB	5.00%	11/15/28	500	539,680
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	3,905	4,524,802
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	1,500	1,611,960
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.25%	02/01/35	750	752,760
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.00%	11/15/39	2,000	2,227,000
Series 2009, Higher Education RB	5.50%	11/15/33	4,000	4,558,400
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB	5.50%	08/15/35	2,000	2,188,020
Series 2010 C, Hospital RB (b)	4.50%	08/15/16	2,000	2,114,600
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/32	740	772,730
Series 2012, RB	5.00%	07/01/36	1,000	1,033,760
Northeastern York School District; Series 2007 B, Limited Tax GO Bonds (INS-NATL) (d)	5.00%	04/01/30	1,000	1,072,860
Series 2007 B, Limited Tax GO Bonds (INS-NATL) (d)	5.00%	04/01/31	2,000	2,145,720
Owen J. Roberts School District; Series 2006, Unlimited Tax GO Notes (INS-AGM) (d)(f)	5.00%	05/15/35	16,695	17,514,057
Pennsylvania (Commonwealth of); First Series 2006, Unlimited Tax GO Bonds	5.00%	10/01/23	3,000	3,243,150
First Series 2013, Unlimited Tax GO Bonds (f)	5.00%	04/01/28	15,000	17,609,850
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	1,750	1,904,595
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB (e)	5.00%	11/01/41	3,830	4,132,340
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. Water Facility RB (e)	5.00%	12/01/34	2,000	2,193,640
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (e)(g)	5.50%	11/01/44	2,365	2,397,211
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	5.50%	01/01/18	1,000	1,058,990
Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	2,000	2,209,240
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (e)	5.10%	10/01/27	3,690	3,834,205
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/27	1,650	1,779,228
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2008, RB	5.88%	07/01/38	2,750	2,914,450
Series 2010, RB	6.00%	07/01/43	1,000	1,092,640
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/42	3,320	3,556,284
Pennsylvania (State of) Higher Educational Facilities Authority (Philadelphia University of Sciences); Series 2005 A, RB (INS-SGI) (d)	5.00%	11/01/36	2,320	2,357,398
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/35	2,150	2,244,277
Series 2012, RB	5.00%	10/01/44	1,000	1,033,770
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/40	5,000	5,319,600
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/21	1,450	1,693,136
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/42	2,430	2,688,115

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2010, RB	5.00%	03/01/40	$1,000	$1,074,650
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB (f)	5.00%	07/15/38	15,925	16,325,673
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/42	2,320	2,429,597
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (f)	5.00%	06/15/21	12,135	13,946,634
Pennsylvania (State of) Turnpike Commission; Series 2008 A-1, RB (INS-AGC) (d)(f)	5.00%	06/01/38	12,995	14,021,605
Series 2009 C, Sub. Conv. CAB RB (INS-AGM) (d)(h)	6.25%	06/01/33	5,840	6,846,524
Series 2009 E, Sub. Conv. CAB RB (h)	6.38%	12/01/38	720	773,251
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	1,000	1,081,000
Series 2010 A-2, Motor License Fund Special Conv. CAB RB (h)	5.50%	12/01/34	2,065	2,176,242
Series 2010 B 2, Conv. CAB RB (h)	5.00%	12/01/30	1,875	1,954,838
Series 2010 B 2, Conv. CAB RB (h)	5.13%	12/01/35	1,500	1,551,915
Series 2011 B, Sub. Motor License Fund Special RB (f)	5.00%	12/01/41	11,000	12,042,690
Series 2014, Ref. RB	5.00%	12/01/34	1,500	1,687,920
Pennsylvania State University; Series 2005, RB	5.00%	09/01/29	2,000	2,061,520
Series 2005, RB	5.00%	09/01/35	4,000	4,127,080
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB (f)	5.00%	07/01/42	6,000	6,772,080
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/41	2,000	2,206,740
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB (b)(c)	5.00%	05/15/20	4,995	5,930,364
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/43	1,915	2,058,338
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.88%	04/01/32	450	473,774
Series 2012, RB	6.25%	04/01/37	500	534,805
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/33	3,125	3,432,906
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,069,330
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	2,815	2,868,738
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	1,660	1,818,580
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,250	1,373,850
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (g)	6.50%	06/15/33	3,055	3,141,029
Philadelphia (City of) Parking Authority; Series 1999 A, RB (INS-AMBAC) (d)	5.25%	02/15/29	1,645	1,650,708
Philadelphia (City of); Ninth Series 2010, Gas Works RB	5.00%	08/01/30	1,500	1,645,155
Ninth Series 2010, Gas Works RB	5.25%	08/01/40	3,610	4,118,577
Series 2007 A, Airport RB (INS-AGM) (d)(e)	5.00%	06/15/37	3,000	3,095,010
Series 2008 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (d)	5.25%	12/15/25	3,500	3,971,030
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (d)	5.50%	08/01/24	1,500	1,725,450
Series 2009 A, Water & Wastewater RB	5.25%	01/01/36	1,500	1,670,265
Series 2009 B, Limited Tax GO Bonds (b)(c)	7.13%	07/15/16	1,040	1,155,003
Series 2010 C, Water & Wastewater RB (INS-AGM) (d)	5.00%	08/01/35	2,750	3,063,775
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	2,000	2,292,320
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	07/15/34	1,000	1,153,890
Twelfth Series 1990 B, Gas Works RB (c)	7.00%	05/15/20	2,225	2,619,982
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (d)	5.13%	09/01/23	2,500	2,837,100
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (d)	5.00%	02/01/31	3,235	3,638,437

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority; Series 2010, Ref. Hotel Room Excise Tax RB (INS-AGM) (d)	5.00%	02/01/35	$1,000	$1,097,920
Pittsburgh (City of) Public Parking Authority; Series 2005 A, Ref. RB (INS-NATL) (d)	5.00%	12/01/25	2,215	2,294,120
Pittsburgh (City of) Water & Sewer Authority; Series 2008 D1, First Lien RB (INS-AGM) (d)	5.00%	09/01/24	2,000	2,256,640
Series 2008 D1, First Lien RB (INS-AGM) (d)	5.00%	09/01/25	3,000	3,377,940
Series 2013 A, Ref. First Lien RB	5.00%	09/01/31	1,250	1,416,025
Radnor Township School District; Series 2005 B, Unlimited Tax GO Bonds (b)(c)	5.00%	08/15/15	200	206,926
Series 2005 B, Unlimited Tax GO Bonds (b)(c)	5.00%	08/15/15	650	672,510
Series 2005 B, Unlimited Tax GO Bonds (b)(c)	5.00%	08/15/15	650	672,510
Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (d)	5.00%	02/15/28	1,500	1,543,965
Southcentral (Region of) General Authority (Wellspan Health Obligated Group); Series 2014, Ref. RB	5.00%	06/01/44	2,365	2,628,579
Southeastern Pennsylvania Transportation Authority; Series 2011, Capital Grant Receipts RB	5.00%	06/01/29	2,480	2,781,394
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (d)	5.00%	11/15/33	2,500	2,721,250
State Public School Building Authority (Philadelphia School District); Series 2012, Lease RB	5.00%	04/01/32	1,500	1,665,510
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB (e)	5.00%	01/01/27	4,415	4,821,754
Twin Valley School District; Series 2006, Unlimited Tax GO Bonds (b)(c)	5.25%	10/01/15	1,820	1,897,969
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	3,000	3,566,940
University of Pittsburgh - of the Commonwealth System of Higher Education (University Capital); Series 2000 B, Ref. RB (f)	5.25%	09/15/34	10,000	11,519,000
Series 2005 A, RB (f)(i)	5.25%	09/15/30	10,000	11,538,800
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/36	1,700	1,867,501
Series 2010, College RB	5.25%	11/01/30	1,500	1,704,120
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/35	470	479,278
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS-AGM) (d)	5.13%	04/01/31	1,500	1,659,270
Series 2009, Limited Tax GO Bonds (INS-AGM) (d)	5.50%	04/01/24	500	572,175
West View (Borough of) Municipal Authority; Series 2014, Water RB	5.00%	11/15/39	3,150	3,577,171
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group); Series 2005 A, Retirement Community RB (b)(c)	5.75%	01/01/16	2,350	2,486,394
Westmoreland (County of) Municipal Authority; Series 2013, RB	5.00%	08/15/31	2,250	2,514,915
Series 2013, RB	5.00%	08/15/37	2,000	2,205,360
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	2,650	2,845,570
Wilkes-Barre (City of) Finance Authority (Wilkes University); Series 2007, Ref. RB	5.00%	03/01/37	3,000	3,057,150
				508,432,685

Guam–4.56%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,250	1,378,000
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,065	1,177,549
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (e)	6.25%	10/01/34	1,500	1,731,045
Series 2013 C, General RB (INS-AGM) (d)(e)	6.00%	10/01/34	1,550	1,819,855
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	1,285	1,443,094
Series 2012 A, Ref. RB	5.00%	10/01/34	1,700	1,888,870
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	3,000	3,328,350
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/29	1,055	1,168,001
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	1,700	1,893,817
				15,828,581

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–2.21%

Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/44	$970	$1,059,560
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,425	2,759,674
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,500	2,747,025
Series 2012 A, RB (g)	4.00%	10/01/22	1,040	1,084,200
				7,650,459

Puerto Rico–1.83%

Puerto Rico Sales Tax Financing Corp.; Series 2011 C, RB	5.00%	08/01/40	2,250	1,722,038
Series 2011 C, RB	5.25%	08/01/40	5,805	4,611,608
				6,333,646
TOTAL INVESTMENTS(j)–155.30% (Cost $498,183,929)				538,245,371

FLOATING RATE NOTE OBLIGATIONS–(20.49)%

Notes with interest and fee rates ranging from 0.54% to 0.78% at 11/30/14 and contractual maturities of collateral ranging from 06/15/21 to 07/01/42 (See Note 1D)(k)				(71,020,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.54)%				(130,100,000)
OTHER ASSETS LESS LIABILITIES–2.73%				9,452,988
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$346,578,359

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CIFG	—CIFG Assurance North America, Inc.
Conv.	—Convertible
GO	—General Obligation
Gtd.	—Guaranteed
INS	—Insurer
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security subject to the alternative minimum tax.
(f)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $6,622,440, which represented 1.91% of the Trust’s Net Assets.
(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	12.4%
(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Trust’s investments with a value of $121,290,389 are held by Dealer Trusts and serve as collateral for the $71,020,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy. Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Pennsylvania Value Municipal Income Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Pennsylvania Value Municipal Income Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2014 was $42,799,436 and $32,898,381, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$40,979,749
Aggregate unrealized (depreciation) of investment securities	(82,985)
Net unrealized appreciation of investment securities	$40,896,764
Cost of investments for tax purposes is $497,348,607.

Invesco Pennsylvania Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Pennsylvania Value Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.